J.P. MORGAN INCOME FUNDS

JPMorgan Short Term Bond Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated July 13, 2009
to the Prospectuses dated July 1, 2009

NOTICE OF LIQUIDATION OF THE JPMORGAN SHORT TERM BOND FUND. The Board of Trustees of the JPMorgan Short Term Bond Fund (the “Fund”) has approved the liquidation and dissolution of the Fund on or about August 11, 2009 (the “Liquidation Date”). Unless you have an individual retirement account where State Street Bank & Trust Company serves as custodian (IRA), on the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. Please note that you may use your share proceeds to purchase Class A shares of another J.P. Morgan Fund at net asset value (NAV) within 90 days of the liquidating distribution. If you have an IRA, your shares will be exchanged for the corresponding class of shares of the JPMorgan Liquid Assets Money Market Fund as specified below if you do not provide alternative direction prior to the Liquidation Date.

Share Class of JPMorgan Short Term Bond Fund	Share Class of JPMorgan Liquid Assets Money Market Fund
Class A Shares	Morgan Shares
Select Class Shares	Morgan Shares

IN LIGHT OF THE PLANNED LIQUIDATION, SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

SUP-STBLIQ-709

J.P. MORGAN INCOME FUNDS

JPMorgan Enhanced Income Fund
(Institutional Class Shares)
(a series of JPMorgan Trust I)

Supplement dated July 13, 2009
to the Prospectus dated July 1, 2009

NOTICE OF LIQUIDATION OF THE JPMORGAN ENHANCED INCOME FUND. The Board of Trustees of the JPMorgan Enhanced Income Fund (the “Fund”) has approved the liquidation and dissolution of the Fund on or about August 11, 2009 (the “Liquidation Date”). On the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. Please note that you may use your share proceeds to purchase Class A shares of another J.P. Morgan Fund at net asset value (NAV) within 90 days of the liquidating distribution. IN LIGHT OF THE PLANNED LIQUIDATION, SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

SUP-EILIQ-709

J.P. MORGAN INCOME FUNDS

JPMorgan Enhanced Income Fund
JPMorgan Short Term Bond Fund
(All Share Classes)
(each, a series of JPMorgan Trust I)

Supplement dated July 13, 2009
to the Statement of Additional Information
dated July 1, 2009

NOTICE OF LIQUIDATION OF THE JPMORGAN ENHANCED INCOME FUND AND THE JPMORGAN SHORT TERM BOND FUND. The Board of Trustees of the JPMorgan Enhanced Income Fund and the JPMorgan Short Term Bond Fund (the “Funds”) has approved the liquidation and dissolution of the Funds on or about August 11, 2009 (the “Liquidation Date”). Other than shares of the Short Term Bond Fund held in an individual retirement account where State Street Bank & Trust Company serves as custodian (IRA), on the Liquidation Date, each Fund shall distribute pro rata to its shareholders of record all of the assets of such Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. If you have an IRA, your shares will be exchanged for the corresponding class of shares of the JPMorgan Liquid Assets Money Market Fund as specified below if you do not provide alternative direction prior to the Liquidation Date. As of the Liquidation Date, all references to the Funds in the Statement of Additional Information are hereby deleted.

Share Class of JPMorgan Short Term Bond Fund	Share Class of JPMorgan Liquid Assets Money Market Fund
Class A Shares	Morgan Shares
Select Class Shares	Morgan Shares

IN LIGHT OF THE PLANNED LIQUIDATION, SHARES OF THE FUNDS ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-EISTBLIQ-709